Derivative financial instruments (including embedded derivative) - Economic hedge by type of contract (Details) - BRL BRL in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative financial instruments by type of economic hedge strategy contracts
Derivative economic hedge contracts	BRL (28,892)	BRL (109,448)
Value (paid) or received	121,770	(145,446)	BRL (419,631)
Cash flow hedges | Option | Zero cost collar
Derivative financial instruments by type of economic hedge strategy contracts
Derivative economic hedge contracts	90,078	268,443
Value (paid) or received	300,044	38,576
Hedges of debts | Interest rate swaps
Derivative financial instruments by type of economic hedge strategy contracts
Derivative economic hedge contracts	71,618	18,029
Value (paid) or received	(31,530)	(17,446)
Hedges of debts | Foreign currency swaps
Derivative financial instruments by type of economic hedge strategy contracts
Derivative economic hedge contracts	(190,588)	(395,920)
Value (paid) or received	BRL (146,744)	BRL (166,576)